Debt - Summary of Debt Continuity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	$ 6,369
Non-cash changes
Borrowings at end of balance	5,519		$ 6,369
Debt Continuity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	6,369	$ 5,077	8,343	$ 6,213
Cash flows
Scheduled debt repayments	(28)	(22)	(64)	(49)
Debt repurchases	(1,328)	(1,015)	(1,831)	(1,356)
Finance lease payments (c)	(54)	(42)	(34)	(26)
Non-cash changes
Loss on debt repurchases (a)(b)	26	20	141	105
Changes in foreign exchange rates	472	(20)	(424)
Finance lease liabilities (c)	78	60	234	187
Finance fees and discount amortization	1		4	3
Other	(17)	(12)
Borrowings at end of balance	$ 5,519	$ 4,046	$ 6,369	$ 5,077